Stockholders Equity (Deficit) (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2014
Common stock, shares authorized	200,000,000		200,000,000	200,000,000
Common stock, shares outstanding	51,152,134		51,152,134	51,143,634
Common stock, shares issued	50,041,498		50,041,498	50,041,498
Preferred Stock, shares authorized	20,000,000		20,000,000
Approval of deposits from investors	$ 8,650,000		$ 8,650,000	$ 8,650,000
Deposits receivable	131,000		131,000
Deposits on common stock subscriptions	131,000		$ 131,000	$ 131,000
Approval of issuance of shares		1,228,610
Recognized Professional fees		$ 3,072,000
Common stock share subscriptions issued			8,500
Proceeds from exchange of common stock			$ 42,500
Chairperson and President [Member]
Common stock, shares issued					42,634,878
Chief Executive Officers [Member]
Common stock, shares issued					1,000,000
Investors [Member]
Proceeds from issuance of common stock	11,000,000		11,000,000
Refunded to investors	$ 2,350,000		$ 2,350,000